Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of quantitative information for financial instruments
The following table presents quantitative information for financial instruments that referenced certain IBORs as at October 31, 2021, which were either due to mature after June 30, 2023 for USD LIBOR settings other than
1-week
and
2-month
US LIBOR, or after December 31, 2021 for all other
in-scope
IBORs, or are demand facilities with no maturity date. The quantitative information for October 31, 2022 includes financial instruments that referenced remaining USD LIBOR settings due to mature after June 30, 2023, or after June 28, 2024 for remaining CDOR and bankers’ acceptance (BA) rate settings, or are demand facilities that will be subject to remediation to amend the benchmark interest rate. Changes in our exposure during fiscal 2022 did not result in significant changes to the risks arising from transition since adoption of these Phase 2 amendments. In the normal course of business, our exposures may continue to fluctuate with no significant impact expected on our IBOR conversion plans.

(Canadian $ in millions)		2022			2021
	USD LIBOR	CDOR	USD LIBOR	GBP LIBOR	Other (1)

Non-derivative assets (2)	48,162	37,101	91,991	730	884
Non-derivative liabilities (2)	3,335	4,583	3,043	678	–
Derivative notional amounts (3)(4)	1,870,472	1,554,518	1,340,121	28,385	4,898
Authorized and committed loan commitments (5)(6)(7)	90,797	26,106	62,174	241	15,047

(1)	Includes CHF LIBOR, EONIA and JPY LIBOR, which have been discontinued after December 31, 2021.
(2)	All amounts are presented based on contractual amounts outstanding with the exception of securities, recorded in non-derivative assets, which are presented based on carrying value.
(3)
Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(4)
Includes certain cross-currency swap positions where both the pay and receive legs currently reference an IBOR. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the IBOR exposure.

(5)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(6)
Other includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

(7)	Commitments also include backstop liquidity facilities provided by the bank to external parties.